Warrants and derivatives liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Warrants And Derivatives Liabilities
Schedule of warrant and derivative liabilities

		December 31, 2025
		(In thousands of Korean won)
Warrants
IPO Warrant & rights / Private placement Warrant & rights	₩	425,350
Warrant added on Anson Convertible Notes		94,669
Warrant added on Galaxy Digital ordinary shares		8,753
Total	₩	528,772
Derivative liabilities
D.Boral (previously, EF Hutton)	₩	56,119
Conversion rights added to Pre-PIPE		37
Conversion rights added to Loeb & Loeb Convertible Notes		274,261
Total	₩	330,417